Inventories, Net	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories as of March 31, 2026 and 2025 consisted of the following:

	As of March 31,
	2026	2025

Raw materials	$276,999	$435,799
Finished goods	639,602	448,668
Allowance for inventories write-down	(139,542)	(56,414)
Total inventories, net	$777,059	$828,053

For the years ended March 31, 2026 and 2025, the Company recorded an inventories write-down of $53,955 and an inventory provision reversal of $22,863, respectively.